CASH AND CASH EQUIVALENTS (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH AND CASH EQUIVALENTS
Cash	$ 203,931	$ 503,687
Bank balances	108,486,568	94,472,637
Other fixed rate instruments	182,991,488	209,335,696
Cash and cash equivalents	291,681,987	304,312,020	$ 309,530,699	$ 157,567,986
USD.
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	14,266,343	13,640,823
EUR
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	870,613	2,838,102
ARS
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	29,215,288	22,425,407
CLP
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	138,205,025	176,278,025
PYG
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	39,201,097	32,856,836
BRL
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	$ 69,923,621	$ 56,272,827